Significant Accounting Policies (Schedule of Useful Lives for Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2022
Roads, buildings and leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	3 – 30 [1]
Facilities, machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	5 – 30
Wind Power Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	35
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	3
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	3 – 16
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	5 – 15

[1]	The shorter of the lease term and useful life.